Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Input Variables

	2021	2020
Risk-free interest rate	0.80%	0.36%
Expected life in years	4.21	5
Expected volatility	35.0%	30.0%
Expected dividend yield	0%	0%

The input variables are noted in the table below:

Successor
2020
Risk-free interest rate	0.18%
Expected life in years	3
Expected volatility	65.9%
Expected dividend yield (a)	0%

(a)	The Monte Carlo method assumes a reinvestment of dividends.
The input variables for the Black Scholes are noted in the table below:

Successor
2020
Risk-free interest rate	0.36%
Expected life in years	5
Expected volatility	30.0%
Expected dividend yield	0%

Summary of Share-based Compensation and Tax Benefit Recognized
Total share-based compensation and the related income tax benefit recognized in the Company’s consolidated statements of operations were as follows:

Successor
(in thousands)	Year Ended December 31, 2020
Performance condition awards	$—
Service condition awards	785
Market condition awards	33

Share-based compensation	818
Less: Income tax benefit	—

Share-based compensation, net of income tax benefit	$818

Summary of Changes in the Derivative Liability
The following is an analysis of changes in the derivative liability:

Level 3 (Black Scholes)
Liability at 12-16-2020	$22,113,000
Gain from 12-16-2020 to 12-31-2020	$(5,597,000)

Liability at 12-31-2020	$16,516,000

Summary of Analysis of Changes in Warrant Liability	The following is an analysis of changes in the warrant liability for the nine months ended September 30, 2021:

(in thousands)	Level 3 (Black Scholes)
Liability at December 31, 2020	$16,516
Gain during the nine months ended September 30, 2021	(10,405)

Liability at September 30, 2021	$6,111

The following is an analysis of changes in the derivative liability:

Level 3 (Black Scholes)
Liability at 12-16-2020	$22,113,000
Gain from 12-16-2020 to 12-31-2020	$(5,597,000)

Liability at 12-31-2020	$16,516,000

Warrant [Member]
Summary of Input Variables for the Black Scholes	The input variables for the Black Scholes are noted in the table below:

Successor
2020
Risk-free interest rate	0.36%
Expected life in years	5
Expected volatility	30.0%
Expected dividend yield	0%

Restricted Stock [Member]
Summary of Activity of Shares
The following table summarizes activity of Restricted Stock Units during the nine months ended September 30, 2021:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2020	1,250,000	$15.28
Granted	1,320,700	$13.48
Vested	(5,000)	$10.66
Forfeited	(268,400)	$13.92

Non-vested at September 30, 2021	2,297,300	$14.37

The following table summarizes activity of Restricted Shares during 2020 (there was no activity prior to December 16, 2020):

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Granted on December 16, 2020	1,300,000	$15.30
Vested	(50,000)	15.70
Forfeited	—	—

Non-vested at December 31, 2020	1,250,000	$15.28

Service Condition Shares [Member]
Summary of Activity of Shares
The following table summarizes activity of the restricted stock units by vesting condition during the nine months ended September 30, 2021:

	Performance Condition		Service Condition		Market Condition
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2020	950,000	$15.70	200,000	$15.70	100,000	$10.45
Granted	783,700	$15.49	77,000	$14.37	460,000	$9.91
Vested	—		(5,000)	$10.66	—
Forfeited	(148,400)	$16.15	—		(120,000)	$11.17

Non-vested at September 30, 2021	1,585,300	$15.54	272,000	$15.42	440,000	$9.50

The following table summarizes activity of the restricted shares during 2020 (there was no activity prior to December 16, 2020):

	Performance Condition		Service Condition		Market Condition
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Granted	950,000	$15.70	250,000	$15.70	100,000	$10.45
Vested	—	—	(50,000)	15.70	—	—
Forfeited	—	—	—	—	—	—

Non-vested at December 31, 2020	950,000	$15.70	200,000	$15.70	100,000	$10.45